Administrative, operations and project expenses	12 Months Ended
Dec. 31, 2019
Administrative, operations and project expenses
Administrative, operations and project expenses

26.         Administrative, operations and project expenses

	2019	2018	2017
Administrative expenses
General expenses	1,140,975	911,645	723,341
Labor expenses	759,324	662,258	624,424
Taxes	48,753	39,117	362,963
Depreciation and amortization	202,547	40,838	53,796
	2,151,599	1,653,858	1,764,524
Operations and project expenses
Exploration costs	763,452	1,387,379	1,341,940
Taxes	483,330	433,506	324,223
Commissions, fees, freights and services	558,370	466,862	471,657
Labor expenses	402,531	316,386	310,947
Fee for regulatory entities	94,785	98,794	63,470
Depreciation and amortization	75,484	44,318	95,516
Maintenance	56,333	50,846	122,273
Others	197,469	105,041	196,039
	2,631,754	2,903,132	2,926,065